Financial Risk Management - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 3,422,000	$ 4,233,000
Increase in floating rate	10
Decrease in floating rate	10
Percentage of cash and cash equivalents to total assets	8.25%	5.04%
U.S. dollar / Argentine Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 15,230,500	$ 4,042,600
Increase in floating rate	3	1
Euro / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 166,700	$ 96,900
U.S. dollar / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 180,500	243,600
Increase in floating rate	1
U.S. dollar / Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in floating rate	1
Euro / Argentine Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 174,900	$ 67,500
Increase in floating rate	3	1